Tangible assets	6 Months Ended
Jun. 30, 2018
Tangible assets
Tangible assets

7.    Tangible assets

a)   Changes in the period

In the first six months of 2018 and 2017, tangible assets were acquired for EUR 4,926 million and EUR 3,854 million, respectively.

Also, in the first six months of 2018 and 2017 tangible asset items were disposed of with a carrying amount of EUR 2,441 million and EUR 1,990 million respectively, giving rise to a net gain of EUR 18 million and EUR 25 million, in both periods.

b)   Impairment losses

In the first six months of 2018 and 2017, there were impairment losses on elements of tangible assets (mainly assets leased out under operating leases) amounting to EUR 33 million and EUR 28 million, which were recognized under Impairment on non-financial assets (net) in the condensed consolidated income statement.

c)   Property, plant and equipment purchase commitments

At June 30, 2018 and 2017, the Group did not have any significant commitments to purchase property, plant and equipment items.